LEASE LIABILITIES AND RIGHT-OF-USE ASSETS - Schedule of lease as defined by IFRS 16 (Details) - Land and building	12 Months Ended
Jan. 31, 2021
Swell Companies, LTD
Lease Liabilities And Right Of Use Assets [Line Items]
Useful life	5 years
Silver State Cultivation LLC
Lease Liabilities And Right Of Use Assets [Line Items]
Useful life	12 years
Silver State Relief LLC (Sparks)
Lease Liabilities And Right Of Use Assets [Line Items]
Useful life	12 years
Silver State Relief LLC (Fernley)
Lease Liabilities And Right Of Use Assets [Line Items]
Useful life	12 years
Megawood Enterprises Inc.
Lease Liabilities And Right Of Use Assets [Line Items]
Useful life	5 years
Phantom Distribution, LLC
Lease Liabilities And Right Of Use Assets [Line Items]
Useful life	5 years
63353 Bend, LLC
Lease Liabilities And Right Of Use Assets [Line Items]
Useful life	5 years
20727-4 Bend, LLC
Lease Liabilities And Right Of Use Assets [Line Items]
Useful life	5 years
4964 BFH, LLC
Lease Liabilities And Right Of Use Assets [Line Items]
Useful life	5 years